INVENTORIES (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Inventories [Abstract]
Wireless devices and accessories	CAD 251	CAD 236
Other finished goods and merchandise	62	79
Total inventories	313	315
Cost of equipment sales and merchandise for resale	CAD 2,231	CAD 2,088